Loans - Acquired Loans (Details 5) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Credit impaired acquired loans:
Outstanding principal balance	$ 15,417		$ 16,224	$ 8,477
Recorded investment	13,409		14,154	7,498
Discount, net	2,008		2,070	979
Other acquired loans:
Outstanding principal balance	202,804		226,284	16,187
Deferred fees, net	(58)		(3)
Recorded investment	201,280		224,270	15,900
Discount, net	1,466		2,011	287
Total acquired loans:
Outstanding principal balance	218,221		242,508	24,664
Deferred fees, net	(58)		(3)
Recorded investment	214,689		238,424	23,398
Discount, net	3,474		4,081	1,266
Changes in the accretable yield for credit impaired acquired loans
Beginning balance	685	$ 603	603	510
Additions		62	62
Reclassifications from nonaccretable yield	(480)	(161)	161	192
Accretion	(63)	(141)	(141)	(99)
Balance at period end	$ 1,102	$ 685	$ 685	$ 603